Financial Instruments and Risk Management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	£ 506	£ 264	£ 135
Assets	425	797
Assets at fair value	931	1,061
Liabilities	314	319
Liabilities at fair value	314	319
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	405	171
Assets at fair value	405	171
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	425	797
Liabilities at fair value	314	319
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	101	93
Assets at fair value	101	93
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33	65
Liabilities	36	53
Interest Rate Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	33	65
Liabilities	36	53
Cross-currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	221	444
Liabilities	35
Cross-currency Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	221	444
Liabilities	35
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	171	288
Liabilities	243	266
Forward Foreign Currency Contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	171	288
Liabilities	£ 243	£ 266